Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 68,915	$ 10,407
Restricted cash	42,201	25,461
Restricted cash - real estate funds held for exchange	10,105	0
Real estate:
Land	259,597	145,186
Building and improvements	1,240,115	785,111
Tenant origination and absorption cost	379,419	245,119
Construction in progress	35,838	7
Total real estate	1,914,969	1,175,423
Less: accumulated depreciation and amortization	(109,636)	(42,806)
Total real estate, net	1,805,333	1,132,617
Real estate assets and other assets held for sale, net	8,004	7,221
Investments in unconsolidated entities	66,249	1,421
Intangible assets, net	24,344	16,710
Deferred rent	17,189	6,382
Deferred financing costs, net	11,791	8,892
Real estate acquisition deposits	0	4,100
Other assets, net	11,316	12,185
Total assets	2,065,447	1,225,396
Debt:
Mortgage payable, plus unamortized premium of $1,858 and $314, respectively	325,696	169,848
KeyBank Credit Facility	0	44,500
KeyBank Term Loan	0	275,430
Unsecured Term Loan	300,000	0
Total debt	625,696	489,778
Restricted reserves	38,089	20,742
Accounts payable and other liabilities	44,174	16,192
Distributions payable	5,083	3,150
Due to affiliates	1,949	3,128
Below market leases, net	40,394	23,551
Liabilities of real estate assets held for sale	113	6,925
Total liabilities	755,498	563,466
Commitments and contingencies (Note 8)
Preferred units subject to redemption, 24,319,066 units outstanding as of December 31, 2014 and 2013	250,000	250,000
Noncontrolling interests subject to redemption, 531,000 units eligible towards redemption as of December 31, 2014 and 2013	12,543	4,887
Common stock subject to redemption	56,421	12,469
Stockholders' Equity:
Preferred stock, $0.001 par value; 200,000,000 shares authorized; no shares outstanding, as of December 31, 2014 and 2013	0	0
Common stock, $0.001 par value; 700,000,000 shares authorized; 129,763,016 and 49,893,502 shares outstanding, as of December 31, 2014 and 2013, respectively	1,326	508
Additional paid-in capital	1,128,318	433,644
Cumulative distributions	(104,429)	(26,683)
Accumulated deficit	(51,285)	(32,631)
Accumulated other comprehensive loss	(423)	0
Total stockholders’ equity	973,507	374,838
Noncontrolling interests	17,478	19,736
Total equity	990,985	394,574
Total liabilities and equity	$ 2,065,447	$ 1,225,396